Contract Liabilities	6 Months Ended
Dec. 31, 2025
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

12. CONTRACT LIABILITIES

	December 31, 2025	June 30, 2025
	RM	RM

Balance as of July 1	-	-
Deposit from customer	34,460,000	-
Balance as of December 31/ June 30	34,460,000	-

Within 12 months	34,460,000	-
Beyond 12 months	-	-
	34,460,000	-

Revenue is recognised when control of the goods has transferred to the customer, being at the point the goods are delivered to the customer. When the customer paid the deposit, the amount received at that point by the Group is recognised as contract liability until the goods have been delivered to the customer.